John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 1/31/20

Fund’s investments
As of 1-31-20 (unaudited)
	Shares	Value
Common stocks 98.5%		$81,113,153
(Cost $79,845,653)
Australia 1.3%		1,077,984
Commonwealth Bank of Australia	8,600	486,910
Macquarie Group, Ltd.	6,186	591,074
Canada 6.1%		4,994,790
BCE, Inc.	26,800	1,262,844
Fortis, Inc.	10,300	449,234
Nutrien, Ltd.	14,700	627,543
Pembina Pipeline Corp.	20,700	792,713
Rogers Communications, Inc., Class B	10,300	515,700
Royal Bank of Canada	7,100	561,068
TELUS Corp.	19,600	785,688
France 6.2%		5,082,280
AXA SA	52,089	1,385,128
Cie Generale des Etablissements Michelin SCA	6,000	696,139
Sanofi	8,374	807,574
SCOR SE	13,100	556,788
TOTAL SA	22,919	1,115,942
Vinci SA	4,700	520,709
Germany 5.7%		4,676,346
Allianz SE	5,853	1,397,365
BASF SE	11,600	782,961
Deutsche Post AG	19,500	680,352
Muenchener Rueckversicherungs-Gesellschaft AG	4,100	1,208,845
Siemens AG	4,920	606,823
Italy 3.8%		3,110,338
Assicurazioni Generali SpA	38,800	756,044
Snam SpA	237,900	1,275,063
Terna Rete Elettrica Nazionale SpA	154,700	1,079,231
Japan 1.9%		1,539,306
Takeda Pharmaceutical Company, Ltd.	25,100	963,925
Tokio Marine Holdings, Inc.	10,600	575,381
Netherlands 1.2%		1,006,391
Royal Dutch Shell PLC, ADR, Class A (A)	19,298	1,006,391
Norway 0.7%		617,842
Orkla ASA	64,000	617,842
South Korea 0.8%		698,979
Samsung Electronics Company, Ltd., GDR (B)	600	698,979
Switzerland 2.9%		2,437,162
Nestle SA	5,000	551,463
Novartis AG	11,403	1,077,220
Roche Holding AG	2,410	808,479
Taiwan 0.6%		478,771
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,876	478,771
United Kingdom 10.2%		8,395,776
AstraZeneca PLC, ADR (A)	14,431	702,790
BAE Systems PLC	156,700	1,302,640
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	21,700	$956,859
British American Tobacco PLC, ADR	7,800	343,590
Coca-Cola European Partners PLC (New York Stock Exchange)	7,900	415,619
GlaxoSmithKline PLC	33,200	779,516
Imperial Brands PLC	37,600	964,148
Lloyds Banking Group PLC	1,054,985	787,582
National Grid PLC	94,550	1,256,255
Unilever PLC	14,866	886,777
United States 57.1%		46,997,188
3M Company	2,700	428,382
AbbVie, Inc.	9,400	761,588
Altria Group, Inc. (A)	23,500	1,116,955
Ameren Corp. (A)	6,000	492,300
American Electric Power Company, Inc. (A)	7,400	771,228
Amgen, Inc.	2,300	496,915
AT&T, Inc. (A)	27,400	1,030,788
BlackRock, Inc. (A)	1,000	527,350
Broadcom, Inc.	1,545	471,472
CenterPoint Energy, Inc.	24,100	638,168
Chevron Corp.	4,955	530,879
Cinemark Holdings, Inc.	14,754	464,899
Cisco Systems, Inc. (A)	16,628	764,389
CME Group, Inc. (A)	2,198	477,208
Comcast Corp., Class A	9,854	425,594
Darden Restaurants, Inc.	4,014	467,350
Dominion Energy, Inc. (A)	16,700	1,432,025
Dow, Inc.	17,506	806,501
Duke Energy Corp. (A)	16,000	1,562,080
Eaton Corp. PLC (A)	8,868	837,760
Emerson Electric Company (A)	9,920	710,570
Entergy Corp. (A)	9,984	1,313,096
Exxon Mobil Corp. (A)	10,900	677,108
FirstEnergy Corp. (A)	26,500	1,345,935
Hanesbrands, Inc. (A)	30,582	420,808
IBM Corp.	7,256	1,042,905
Intel Corp.	9,631	615,710
Johnson & Johnson (A)	5,425	807,620
Kimberly-Clark Corp. (A)	5,300	759,172
KLA Corp.	2,858	473,685
Las Vegas Sands Corp. (A)	18,200	1,188,642
Lazard, Ltd., Class A	12,000	503,520
Leggett & Platt, Inc.	11,700	556,803
Lockheed Martin Corp. (A)	1,532	655,880
LyondellBasell Industries NV, Class A	7,000	545,020
McDonald's Corp. (A)	2,500	534,925
Merck & Company, Inc. (A)	12,700	1,085,088
MetLife, Inc. (A)	33,434	1,662,004
Microsoft Corp. (A)	4,000	680,920
Occidental Petroleum Corp. (A)	13,300	528,276
People's United Financial, Inc. (A)	52,400	808,008
PepsiCo, Inc.	5,100	724,302
Pfizer, Inc. (A)	61,575	2,293,054
Philip Morris International, Inc. (A)	13,600	1,124,720
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Phillips 66 (A)	6,122	$559,367
PPL Corp. (A)	27,200	984,368
Target Corp.	5,200	575,848
Texas Instruments, Inc. (A)	13,800	1,664,970
The Coca-Cola Company (A)	14,500	846,800
The Home Depot, Inc.	2,300	524,630
The PNC Financial Services Group, Inc.	2,668	396,331
The Procter & Gamble Company (A)	4,600	573,252
Truist Financial Corp.	11,628	599,656
United Parcel Service, Inc., Class B	4,100	424,432
UnitedHealth Group, Inc.	2,200	599,390
Vail Resorts, Inc.	1,747	409,689
Verizon Communications, Inc. (A)	22,500	1,337,400
Watsco, Inc.	2,900	504,368
WEC Energy Group, Inc. (A)	4,981	497,552
Wells Fargo & Company	19,973	937,533

	Yield (%)	Shares	Value
Short-term investments 0.8%			$625,458
(Cost $625,458)
Short-term funds 0.5%			402,458
State Street Institutional Treasury Money Market Fund, Premier Class	1.5266(C)	402,458	402,458

	Par value^	Value
Repurchase agreement 0.3%		223,000

Repurchase Agreement with State Street Corp. dated 1-31-20 at 0.550% to be repurchased at $233,010 on 2-3-20, collateralized by $215,000 U.S. Treasury Inflation Indexed Notes, 0.125% due 4-15-21 (valued at $232,781)	223,000	223,000

Total investments (Cost $80,471,111) 99.3%	$81,738,611
Other assets and liabilities, net 0.7%	568,542
Total net assets 100.0%	$82,307,153

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	All or a portion of this security is segregated as collateral for options. Total collateral value at 1-31-20 was $26,451,365.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 1-31-20.
The fund had the following sector composition as a percentage of net assets on 1-31-20:
Financials	17.3%
Utilities	15.8%
Health care	13.5%
Consumer staples	12.0%
Information technology	8.4%
Industrials	8.0%
Communication services	7.1%
Consumer discretionary	6.5%
Energy	6.4%
Materials	3.5%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Short-term investments and other	1.5%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	5

DERIVATIVES
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Russell 2000 Index	USD	1,710.00	Feb 2020	7	700	$14,065	$(438)
Exchange-traded	S&P 500 Index	USD	3,335.00	Feb 2020	6	600	4,195	(510)
Exchange-traded	S&P 500 Index	USD	3,365.00	Feb 2020	8	800	13,354	(840)
Exchange-traded	S&P 500 Index	USD	3,355.00	Feb 2020	8	800	11,434	(2,080)
Exchange-traded	S&P 500 Index	USD	3,285.00	Feb 2020	8	800	20,554	(20,554)
Exchange-traded	S&P 500 Index	USD	3,325.00	Mar 2020	16	1,600	84,807	(26,640)
Exchange-traded	S&P 500 Index	USD	3,440.00	Mar 2020	36	3,600	25,172	(9,630)
Exchange-traded	S&P 500 Index	USD	3,550.00	Apr 2020	38	3,800	19,744	(5,605)
							$193,325	$(66,297)

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
6	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mid-price of the last quoted bid and ask prices from the primary exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of January 31, 2020, by major security category or type:
	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$1,077,984	—	$1,077,984	—
Canada	4,994,790	$4,994,790	—	—
France	5,082,280	—	5,082,280	—
Germany	4,676,346	—	4,676,346	—
Italy	3,110,338	—	3,110,338	—
Japan	1,539,306	—	1,539,306	—
Netherlands	1,006,391	1,006,391	—	—
Norway	617,842	—	617,842	—
South Korea	698,979	—	698,979	—
Switzerland	2,437,162	—	2,437,162	—
Taiwan	478,771	478,771	—	—
United Kingdom	8,395,776	1,461,999	6,933,777	—
United States	46,997,188	46,997,188	—	—
|	7

	Total value at 1-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$625,458	$402,458	$223,000	—
Total investments in securities	$81,738,611	$55,341,597	$26,397,014	—
Derivatives:
Liabilities
Written options	$(66,297)	$(66,297)	—	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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